Equity Method Investments, Net (Details) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Apr. 30, 2026	Dec. 31, 2025	Mar. 31, 2025
Ningbo Meishan Jiuchuan Investment Limited Partnership [Member]
Equity Method Investment, Net [Line Items]
Impairment loss (in Yuan Renminbi)		¥ 20,080
Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	[1]	25.50%			25.50%
Concierge Inc. [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage		20.00%		80.00%
Investees Two [Member] | Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage						25.50%

[1]	Shanghai Youxi was a subsidiary of the Group. In March 2025, the Group reduced its shareholding in Shanghai Youxi to 25.5% and only has ability to exercise significant influence over its financial and operating policies accounting for 25.5% of its total equity.